Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Activity Related to LTIP Shares Issued to Our Employees

The following summarizes the activity related to the 2012 LTIP Plan awards issued to our employees:

	Year Ended December 31, 2013
	LTIP RSU	Weighted Average Grant Date Fair Value	LTIP PSU	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	1,805,123	7.63	8,419,684	7.63
Granted	1,628,822	9.00	587,091	9.33
Vested	(615,315)	7.65	—	—
Forfeited	(120,423)	8.22	(589,264)	7.64

Non-vested at end of period	2,698,207	8.43	8,417,511	7.75

	Year Ended December 31, 2012
	LTIP RSU	Weighted Average Grant Date Fair Value	LTIP PSU	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	—	—	—	—
Granted	1,835,833	7.63	8,450,275	7.63
Vested	(20,123)	7.63	—	—
Forfeited	(10,587)	7.63	(30,591)	7.63

Non-vested at end of period	1,805,123	7.63	8,419,684	7.63

Activity Related to RSUs Issued to Our Employees and Non-employee Directors

The following summarizes the activity related to RSUs issued to our employees and non-employee directors:

	Years Ended December 31,
	2013		2012		2011
	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	4,735,442	$5.73	5,952,331	$3.25	5,220,692	$1.20
Granted	161,290	9.92	1,466,523	7.68	2,799,836	5.76
Vested	(977,573)	3.46	(2,586,060)	1.22	(1,331,943)	1.20
Forfeited	(225,403)	6.96	(97,352)	6.14	(736,254)	1.99

Non-vested at end of period	3,693,756	6.49	4,735,442	5.73	5,952,331	3.25

Summary of Activity Related to Phantom Shares Issued to Our Employees

The following summarizes the activity related to the Phantom Shares issued:

	Years Ended December 31,
	2013		2012		2011
	Deferred Phantom Shares	Weighted Average Grant Date Fair Value	Deferred Phantom Shares	Weighted Average Grant Date Fair Value	Deferred Phantom Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	1,508,785	$3.54	4,944,476	$2.37	3,988,292	$1.44
Granted and vested	—	—	—	—	956,184	6.23
Settled	(1,190,054)	2.82	(3,435,691)	1.85	—	—

Outstanding at end of period	318,731	6.22	1,508,785	3.54	4,944,476	2.37

Conversion Features One [Member]
Effect of Changes on Calculation of Total Number of Chrysler Group Units

The calculated number of Chrysler Group Units was originally determined by converting the Class B Membership Interests into Class A Membership Interests assuming they represented a 20 percent aggregate ownership interest in the Company. The following details the original conversion calculation:

Membership Interests	Authorized, issued and outstanding as of June 10, 2009 (prior to conversion)	Percentage Ownership Interest as of June 10, 2009 (prior to conversion)	Calculated authorized, issued and outstanding (post conversion)
Class A	800,000	80%	1,000,000 (1)
Class B	200,000	20%	—

Total Class A Membership Interests			1,000,000

Total Chrysler Group Units (Class A * 600)			600,000,000

(1)	800,000 / 80% = 1,000,000

Conversion Features Two [Member]
Effect of Changes on Calculation of Total Number of Chrysler Group Units

The following details the effect of these changes on the calculation of the total number of Chrysler Group Units:

Membership Interests	Authorized, issued and outstanding as of August 31, 2011 (prior to conversion)	Percentage Ownership Interest as of August 31, 2011 (prior to conversion)	Calculated authorized, issued and outstanding (post conversion)
Class A	1,061,225	65%	1,632,654 (1)
Class B	200,000	35%	—

Total Class A Membership Interests			1,632,654

Total Chrysler Group Units (Class A * 600)			979,592,400

(1)	1,061,225 / 65% = 1,632,654